Average Annual Total Returns{- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-15 - Fidelity China Region Fund	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor China Region Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor China Region Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor China Region Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor China Region Fund: Class Z Return Before Taxes Inception Date	IXYE2 Past 1 year	IXYE2 Past 5 years	IXYE2 Past 10 years
Total	38.84%	17.11%	9.98%	36.57%	16.75%	8.86%	23.30%	13.83%	7.80%	41.75%	17.27%	9.89%	45.24%	17.64%	9.81%	47.74%	18.87%	10.98%	47.98%		30.20%	[1]	Oct. 02, 2018	28.12%	15.38%	8.04%

[1]	(a)Since inception October 2, 2018.